Operating Segments (Details) $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) segement	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments | segement		4
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		$ 47,676	$ 52,375	$ 44,950
Noninterest income		34,620	30,222	29,418
Total revenue		82,296	82,597	74,368
Provision for credit losses		4,334	5,399	1,534
Personnel		35,729	35,829	34,340
Nonpersonnel expense		18,869	19,733	22,865
Noninterest expense		54,598	55,562	57,205
Income (loss) before income tax expense		23,364	21,636	15,629
Income tax expense (benefit)		3,399	2,607	2,251
Net income (loss) before noncontrolling interests		19,965	19,029	13,378
Less: Net income (loss) from noncontrolling interests		243	(113)	(299)
Wells Fargo net income (loss)		19,722	19,142	13,677
Loans (average)		915,376	943,916
Assets (average)		1,916,697	1,885,475
Deposits (average)		1,345,915	1,346,282
Loans (period-end)		912,745	936,682
Assets	[1]	1,929,845	1,932,468
Deposits (period-end)		1,371,804	1,358,173
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		(791)	(888)	(1,607)
Noninterest income		1,129	431	1,192
Total revenue		338	(457)	(415)
Provision for credit losses		(16)	12	2
Personnel		1,284	1,181	729
Nonpersonnel expense		1,937	3,120	4,968
Noninterest expense		3,221	4,301	5,697
Income (loss) before income tax expense		(2,867)	(4,770)	(6,114)
Income tax expense (benefit)		(1,884)	(2,355)	(1,721)
Net income (loss) before noncontrolling interests		(983)	(2,415)	(4,393)
Less: Net income (loss) from noncontrolling interests		233	(124)	(311)
Wells Fargo net income (loss)		(1,216)	(2,291)	(4,082)
Loans (average)		7,112	9,164
Assets (average)		652,024	619,002
Deposits (average)		98,845	95,825
Loans (period-end)		4,977	9,054
Assets		633,799	674,075
Deposits (period-end)		59,708	124,294
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		(340)	(420)	(436)
Noninterest income		(1,461)	(1,776)	(1,575)
Total revenue		(1,801)	(2,196)	(2,011)
Provision for credit losses		0	0	0
Personnel		0	0	0
Nonpersonnel expense		0	0	0
Noninterest expense		0	0	0
Income (loss) before income tax expense		(1,801)	(2,196)	(2,011)
Income tax expense (benefit)		(1,801)	(2,196)	(2,011)
Net income (loss) before noncontrolling interests		0	0	0
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income (loss)		0	0	0
Loans (average)		0	0
Assets (average)		0	0
Deposits (average)		0	0
Loans (period-end)		0	0
Assets		0	0
Deposits (period-end)		0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		28,303	30,185	27,044
Noninterest income		7,898	7,734	8,766
Total revenue		36,201	37,919	35,810
Provision for credit losses		3,561	3,299	2,276
Personnel		13,864	14,626	15,052
Nonpersonnel expense		9,410	9,398	11,225
Noninterest expense		23,274	24,024	26,277
Income (loss) before income tax expense		9,366	10,596	7,257
Income tax expense (benefit)		2,357	2,657	1,816
Net income (loss) before noncontrolling interests		7,009	7,939	5,441
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income (loss)		7,009	7,939	5,441
Loans (average)		325,163	335,920
Assets (average)		360,907	377,434
Deposits (average)		774,660	811,091
Loans (period-end)		321,430	332,867
Assets		361,663	375,484
Deposits (period-end)		783,490	782,309
Consumer Banking and Lending [Member] | Operating Segments [Member] | Maximum [Member] | Customer concentration risk [Member] | Revenue benchmark [Member]
Segment Reporting Information [Line Items]
Revenue		10
Commercial Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		9,096	10,034	7,289
Noninterest income		3,682	3,415	3,631
Total revenue		12,778	13,449	10,920
Provision for credit losses		290	75	(534)
Personnel		4,090	4,366	3,972
Nonpersonnel expense		2,100	2,189	2,086
Noninterest expense		6,190	6,555	6,058
Income (loss) before income tax expense		6,298	6,819	5,396
Income tax expense (benefit)		1,599	1,704	1,366
Net income (loss) before noncontrolling interests		4,699	5,115	4,030
Less: Net income (loss) from noncontrolling interests		10	11	12
Wells Fargo net income (loss)		4,689	5,104	4,018
Loans (average)		223,057	224,102
Assets (average)		245,707	245,520
Deposits (average)		172,129	165,235
Loans (period-end)		223,318	224,774
Assets		246,569	245,568
Deposits (period-end)		188,650	162,526
Corporate and Investment Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		7,935	9,498	8,733
Noninterest income		11,409	9,693	6,509
Total revenue		19,344	19,191	15,242
Provision for credit losses		521	2,007	(185)
Personnel		6,067	5,910	5,225
Nonpersonnel expense		2,962	2,708	2,335
Noninterest expense		9,029	8,618	7,560
Income (loss) before income tax expense		9,794	8,566	7,867
Income tax expense (benefit)		2,456	2,140	1,989
Net income (loss) before noncontrolling interests		7,338	6,426	5,878
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income (loss)		7,338	6,426	5,878
Loans (average)		277,039	291,975
Assets (average)		568,035	553,722
Deposits (average)		192,592	162,062
Loans (period-end)		278,680	287,432
Assets		597,278	547,203
Deposits (period-end)		212,948	185,142
Wealth and Investment Management [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		3,473	3,966	3,927
Noninterest income		11,963	10,725	10,895
Total revenue		15,436	14,691	14,822
Provision for credit losses		(22)	6	(25)
Personnel		10,424	9,746	9,362
Nonpersonnel expense		2,460	2,318	2,251
Noninterest expense		12,884	12,064	11,613
Income (loss) before income tax expense		2,574	2,621	3,234
Income tax expense (benefit)		672	657	812
Net income (loss) before noncontrolling interests		1,902	1,964	2,422
Less: Net income (loss) from noncontrolling interests		0	0	0
Wells Fargo net income (loss)		1,902	1,964	$ 2,422
Loans (average)		83,005	82,755
Assets (average)		90,024	89,797
Deposits (average)		107,689	112,069
Loans (period-end)		84,340	82,555
Assets		90,536	90,138
Deposits (period-end)		$ 127,008	$ 103,902

[1]	Our consolidated assets at December 31 2024 and 2023, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Loans, $11.2 billion and $4.9 billion; all other assets, $671 million and $435 million; and Total assets, $11.9 billion and $5.3 billion, respectively.